Related Party Transactions - Additional Information (Detail) - Direct TSG Investors [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Payment for management fee	$ 0	$ 265	$ 1,899	$ 1,211	$ 1,136
Liability payable under tax benefit obligations			140,191
Management Agreement Termination
Related Party Transaction [Line Items]
Management agreement termination fee			$ 1,000